UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08382

DWS Strategic Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 02/28/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2011 (Unaudited)

DWS Strategic Income Trust
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 107.2%
Consumer Discretionary 16.6%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		95,000	96,425
8.75%, 6/1/2019		200,000	214,750
American Achievement Corp., 144A, 10.875%, 4/15/2016		50,000	50,250
Ameristar Casinos, Inc., 9.25%, 6/1/2014		110,000	118,250
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		55,000	56,375
144A, 8.375%, 11/15/2020		80,000	84,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015		120,000	125,400
AutoNation, Inc., 6.75%, 4/15/2018		385,000	400,400
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		95,000	100,819
9.625%, 3/15/2018		45,000	50,288
Beazer Homes USA, Inc., 144A, 9.125%, 5/15/2019		50,000	51,563
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		75,000	76,969
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		185,000	194,250
Brunswick Corp., 144A, 11.25%, 11/1/2016		75,000	90,187
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		80,000	80,800
Cablevision Systems Corp.:
7.75%, 4/15/2018		475,000	508,250
8.0%, 4/15/2020		25,000	27,250
Caeser's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		140,000	131,600
11.25%, 6/1/2017		470,000	533,450
144A, 12.75%, 4/15/2018		50,000	52,625
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		55,000	9,350
Carrols Corp., 9.0%, 1/15/2013		30,000	30,075
CCO Holdings LLC:
7.0%, 1/15/2019		45,000	45,788
7.25%, 10/30/2017		185,000	194,250
7.875%, 4/30/2018		40,000	42,700
8.125%, 4/30/2020		25,000	26,969
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		550,000	581,625
Claire's Stores, Inc., 9.625%, 6/1/2015 (PIK)		20,000	20,140
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		25,000	25,406
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		30,000	33,300
Series B, 9.25%, 12/15/2017		45,000	50,063
CSC Holdings LLC, 8.5%, 6/15/2015		340,000	372,300
DineEquity, Inc., 144A, 9.5%, 10/30/2018		180,000	194,850
DISH DBS Corp.:
6.625%, 10/1/2014		95,000	100,700
7.125%, 2/1/2016		90,000	96,075
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		70,000	350
Ford Motor Co., 7.45%, 7/16/2031		70,000	76,191
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		100,000	104,000
144A, 7.125%, 9/1/2018		100,000	101,750
8.75%, 11/15/2014		45,000	51,638
9.375%, 11/15/2017		85,000	96,687
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		40,000	45,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		50,000	51,125
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		65,000	82,712
Hertz Corp.:
144A, 6.75%, 4/15/2019		65,000	66,300
144A, 7.5%, 10/15/2018		320,000	338,800
8.875%, 1/1/2014		98,000	100,572
Lear Corp.:
7.875%, 3/15/2018		40,000	44,100
8.125%, 3/15/2020		40,000	44,800
Limited Brands, Inc., 7.0%, 5/1/2020		65,000	68,900
Macy's Retail Holdings, Inc., 8.375%, 7/15/2015		15,000	17,363
Mediacom Broadband LLC, 8.5%, 10/15/2015		225,000	234,000
Mediacom LLC, 9.125%, 8/15/2019		140,000	148,750
MGM Resorts International:
7.625%, 1/15/2017		35,000	33,556
144A, 9.0%, 3/15/2020		160,000	174,800
144A, 10.0%, 11/1/2016		80,000	85,000
10.375%, 5/15/2014		75,000	84,000
11.125%, 11/15/2017		90,000	103,725
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		25,000	25,438
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		25,000	26,469
Norcraft Companies LP, 10.5%, 12/15/2015		170,000	181,900
Norcraft Holdings LP, 9.75%, 9/1/2012		84,000	84,735
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		75,000	76,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016		265,000	273,612
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		60,000	64,800
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		80,000	85,200
Regal Entertainment Group, 9.125%, 8/15/2018		65,000	69,550
Sabre Holdings Corp., 8.35%, 3/15/2016		160,000	155,200
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		120,000	117,000
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		80,000	84,900
144A, 7.804%, 10/1/2020		150,000	147,939
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		50,000	54,000
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		115,000	127,506
Sonic Automotive, Inc.:
5.0%, 10/1/2029		25,000	33,031
Series B, 9.0%, 3/15/2018		95,000	101,650
Standard Pacific Corp.:
8.375%, 5/15/2018		10,000	10,600
144A, 8.375%, 5/15/2018		65,000	68,900
10.75%, 9/15/2016		85,000	99,875
Toys "R" Us, Inc., 7.375%, 10/15/2018		80,000	80,200
Toys "R" US-Delaware, Inc., 144A, 7.375%, 9/1/2016		70,000	73,762
Travelport LLC:
4.921% ***, 9/1/2014		50,000	44,625
9.0%, 3/1/2016		65,000	61,425
9.875%, 9/1/2014		95,000	92,744
11.875%, 9/1/2016		70,000	65,887
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	160,000	250,875
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		410,000	439,725
Univision Communications, Inc., 144A, 7.875%, 11/1/2020		50,000	53,625
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	50,000	72,792
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		65,000	64,188
Videotron Ltd., 9.125%, 4/15/2018		90,000	101,025
Visant Corp., 10.0%, 10/1/2017		80,000	86,600
Wynn Las Vegas LLC:
7.75%, 8/15/2020		100,000	105,750
7.875%, 11/1/2017		245,000	261,537
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		319,000	3

			10,765,779
Consumer Staples 5.2%
Alliance One International, Inc., 10.0%, 7/15/2016		55,000	56,788
B&G Foods, Inc., 7.625%, 1/15/2018		70,000	74,725
Blue Merger Sub, Inc., 144A, 7.625%, 2/15/2019		225,000	227,250
C&S Group Enterprises LLC, 144A, 8.375%, 5/1/2017 (b)		65,000	65,650
Central Garden & Pet Co., 8.25%, 3/1/2018		75,000	78,844
Darling International, Inc., 144A, 8.5%, 12/15/2018		165,000	177,994
Del Monte Corp., 7.5%, 10/15/2019		440,000	534,600
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		60,000	64,050
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		90,000	93,150
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		325,000	324,391
NBTY, Inc., 144A, 9.0%, 10/1/2018		50,000	54,250
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	242,331
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		260,000	255,450
Rite Aid Corp.:
7.5%, 3/1/2017		60,000	60,375
8.0%, 8/15/2020		100,000	108,125
Smithfield Foods, Inc.:
7.75%, 7/1/2017		240,000	259,800
10.0%, 7/15/2014		140,000	165,200
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		65,000	67,762
SUPERVALU, Inc., 8.0%, 5/1/2016		65,000	64,675
Tops Holding Corp., 10.125%, 10/15/2015		120,000	128,850
TreeHouse Foods, Inc., 7.75%, 3/1/2018		50,000	54,125
Tyson Foods, Inc., 10.5%, 3/1/2014		75,000	90,562
US Foodservice:
144A, 10.25%, 6/30/2015 (PIK)		60,000	61,800
144A, 10.25%, 6/30/2015		35,000	36,400

			3,347,147
Energy 10.4%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		110,000	112,613
Arch Coal, Inc., 7.25%, 10/1/2020		40,000	42,500
Atlas Energy Operating Co., LLC, 12.125%, 8/1/2017		135,000	176,010
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	297,000
Berry Petroleum Co.:
6.75%, 11/1/2020		90,000	92,700
10.25%, 6/1/2014		85,000	98,600
Bill Barrett Corp., 9.875%, 7/15/2016		75,000	84,000
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		55,000	57,819
Chaparral Energy, Inc., 144A, 8.25%, 9/1/2021		120,000	122,100
Chesapeake Energy Corp.:
6.875%, 11/15/2020		60,000	63,900
7.25%, 12/15/2018		130,000	143,325
9.5%, 2/15/2015		10,000	12,400
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		100,000	115,000
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		45,000	48,938
8.5%, 12/15/2019		45,000	49,613
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	195,410
CONSOL Energy, Inc.:
144A, 8.0%, 4/1/2017		220,000	238,700
144A, 8.25%, 4/1/2020		130,000	143,325
Continental Resources, Inc.:
7.125%, 4/1/2021		60,000	63,750
7.375%, 10/1/2020		65,000	69,875
8.25%, 10/1/2019		30,000	33,075
Crosstex Energy LP, 8.875%, 2/15/2018		115,000	126,788
El Paso Corp.:
7.25%, 6/1/2018		105,000	118,764
9.625%, 5/15/2012		225,000	238,465
Energy Transfer Equity LP, 7.5%, 10/15/2020		75,000	81,281
Frontier Oil Corp.:
6.875%, 11/15/2018		70,000	73,150
8.5%, 9/15/2016		40,000	43,400
Genesis Energy LP, 144A, 7.875%, 12/15/2018		130,000	133,250
Global Geophysical Services, Inc., 10.5%, 5/1/2017		130,000	140,400
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		50,000	52,000
Holly Corp., 9.875%, 6/15/2017		165,000	183,562
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		110,000	118,525
Inergy LP:
144A, 6.875%, 8/1/2021		25,000	25,563
144A, 7.0%, 10/1/2018		125,000	129,531
Linn Energy LLC:
144A, 7.75%, 2/1/2021		125,000	132,812
144A, 8.625%, 4/15/2020		105,000	117,075
11.75%, 5/15/2017		84,000	97,860
Newfield Exploration Co., 7.125%, 5/15/2018		265,000	282,887
Niska Gas Storage US LLC, 144A, 8.875%, 3/15/2018		55,000	59,950
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		45,000	45,675
Petrohawk Energy Corp.:
7.25%, 8/15/2018		100,000	103,500
144A, 7.25%, 8/15/2018		155,000	160,425
7.875%, 6/1/2015		35,000	37,100
Plains Exploration & Production Co.:
7.0%, 3/15/2017		55,000	57,338
7.625%, 6/1/2018		140,000	149,625
8.625%, 10/15/2019		185,000	206,737
Quicksilver Resources, Inc., 11.75%, 1/1/2016		155,000	180,962
Range Resources Corp., 6.75%, 8/1/2020		35,000	36,969
Regency Energy Partners LP:
6.875%, 12/1/2018		75,000	78,750
9.375%, 6/1/2016		175,000	195,781
Sabine Pass LNG LP:
7.25%, 11/30/2013		325,000	329,875
7.5%, 11/30/2016		200,000	202,500
SandRidge Energy, Inc., 8.625%, 4/1/2015 (PIK)		50,000	52,000
SM Energy Co., 144A, 6.625%, 2/15/2019		65,000	65,731
Southwestern Energy Co., 7.5%, 2/1/2018		145,000	164,937
Stone Energy Corp.:
6.75%, 12/15/2014		135,000	134,325
8.625%, 2/1/2017		110,000	114,675
Venoco, Inc., 144A, 8.875%, 2/15/2019		45,000	45,675

			6,778,496
Financials 16.5%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		150,000	148,500
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		145,000	132,131
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		195,000	203,531
8.0%, 3/15/2020		235,000	264,669
8.3%, 2/12/2015		75,000	84,656
Antero Resources Finance Corp., 9.375%, 12/1/2017		25,000	27,000
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		85,800	55,770
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		155,000	159,263
Bumble Bee Acquisition Corp., 144A, 9.0%, 12/15/2017		130,000	140,400
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		115,000	124,775
Case New Holland, Inc.:
7.75%, 9/1/2013		295,000	323,025
144A, 7.875%, 12/1/2017		225,000	251,437
CIT Group, Inc.:
7.0%, 5/1/2013		60,989	62,208
7.0%, 5/1/2015		109,390	110,894
7.0%, 5/1/2017		365,000	367,737
Claire's Escrow Corp., 144A, 8.875%, 3/15/2019 (c)		65,000	65,244
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		50,000	50,250
Dunkin Finance Corp., 144A, 9.625%, 12/1/2018		34,000	34,425
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		130,000	143,325
E*TRADE Financial Corp.:
7.375%, 9/15/2013		320,000	320,800
12.5%, 11/30/2017 (PIK)		180,000	213,300
Express LLC, 8.75%, 3/1/2018		90,000	96,863
FCE Bank PLC, 9.375%, 1/17/2014	EUR	200,000	310,144
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		150,000	148,661
144A, 7.5%, 5/4/2020		119,000	126,735
Ford Motor Credit Co., LLC:
6.625%, 8/15/2017		125,000	132,947
8.125%, 1/15/2020		365,000	416,615
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		70,000	67,725
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		85,000	97,431
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		60,000	61,200
Hellas Telecommunications Finance SCA, 144A, 8.985% ***, 7/15/2015 (PIK) **	EUR	109,187	90
Hexion US Finance Corp., 8.875%, 2/1/2018		575,000	617,406
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		250,000	268,750
International Lease Finance Corp.:
144A, 8.625%, 9/15/2015		80,000	90,200
144A, 8.75%, 3/15/2017		360,000	411,300
iPayment, Inc., 9.75%, 5/15/2014		60,000	59,475
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		165,000	168,712
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		255,000	265,837
National Money Mart Co., 10.375%, 12/15/2016		120,000	133,500
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		25,000	26,063
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		25,000	27,031
11.5%, 5/1/2016		19,000	22,373
Nuveen Investments, Inc.:
10.5%, 11/15/2015		145,000	148,263
144A, 10.5%, 11/15/2015		70,000	71,575
OMEGA Healthcare Investors, Inc., 144A, (REIT), 6.75%, 10/15/2022		110,000	111,100
Pinafore LLC, 144A, 9.0%, 10/1/2018		40,000	44,500
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		185,000	192,169
9.25%, 4/1/2015		210,000	218,925
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		135,000	140,569
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		205,000	205,512
144A, 7.125%, 4/15/2019		290,000	297,250
144A, 7.75%, 10/15/2016		165,000	175,725
144A, 8.25%, 2/15/2021		100,000	100,250
144A, 8.5%, 5/15/2018		100,000	103,500
144A, 9.0%, 4/15/2019		105,000	109,463
SLM Corp., 8.0%, 3/25/2020		45,000	47,756
Susser Holdings LLC, 8.5%, 5/15/2016		60,000	65,175
Toys R Us Property Co. I LLC, 10.75%, 7/15/2017		100,000	114,250
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **		190,000	95
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		45,000	47,925
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		485,000	559,569
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		980,000	1,073,100
WMG Acquisition Corp., 9.5%, 6/15/2016		80,000	85,200

			10,744,269
Health Care 7.7%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		45,000	46,913
Community Health Systems, Inc., 8.875%, 7/15/2015		160,000	169,600
Hanger Orthopedic Group, Inc., 7.125%, 11/15/2018		50,000	51,375
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		215,000	226,287
HCA, Inc.:
7.875%, 2/15/2020		1,120,000	1,230,600
8.5%, 4/15/2019		70,000	78,400
9.125%, 11/15/2014		190,000	199,262
9.25%, 11/15/2016		765,000	826,200
9.625%, 11/15/2016 (PIK)		136,000	147,560
9.875%, 2/15/2017		135,000	151,875
IASIS Healthcare LLC, 8.75%, 6/15/2014		600,000	615,750
Mylan, Inc.:
144A, 7.625%, 7/15/2017		525,000	576,844
144A, 7.875%, 7/15/2020		50,000	55,875
Valeant Pharmaceuticals International:
144A, 6.75%, 10/1/2017		85,000	87,975
144A, 7.0%, 10/1/2020		135,000	139,556
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		110,000	113,025
144A, 8.0%, 2/1/2018		100,000	102,500
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		90,000	58,050
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		150,000	157,875

			5,035,522
Industrials 11.5%
Accuride Corp., 9.5%, 8/1/2018		80,000	89,200
Actuant Corp., 6.875%, 6/15/2017		50,000	51,750
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		35,000	37,713
ARAMARK Corp., 8.5%, 2/1/2015		150,000	156,750
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		105,000	108,937
ArvinMeritor, Inc.:
8.125%, 9/15/2015		55,000	58,988
10.625%, 3/15/2018		60,000	68,550
BE Aerospace, Inc.:
6.875%, 10/1/2020		75,000	78,188
8.5%, 7/1/2018		215,000	237,575
Belden, Inc.:
7.0%, 3/15/2017		40,000	40,600
9.25%, 6/15/2019		120,000	132,900
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (b)		560,000	607,600
Briggs & Stratton Corp., 6.875%, 12/15/2020		75,000	79,125
Bristow Group, Inc., 7.5%, 9/15/2017		90,000	94,725
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		155,000	158,875
Cenveo Corp.:
8.875%, 2/1/2018		270,000	271,350
144A, 10.5%, 8/15/2016		65,000	65,650
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		200,000	210,000
Clean Harbors, Inc., 7.625%, 8/15/2016		54,000	57,375
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		33,000	22,440
Corrections Corp. of America, 7.75%, 6/1/2017		160,000	175,200
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		31,000	33,790
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		170,000	182,750
Esterline Technologies Corp., 7.0%, 8/1/2020		100,000	104,750
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		40,000	41,800
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		295,000	295,000
Garda World Security Corp., 144A, 9.75%, 3/15/2017		65,000	69,875
H&E Equipment Services, Inc., 8.375%, 7/15/2016		225,000	233,437
Interline Brands, Inc., 7.0%, 11/15/2018		105,000	108,937
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		70,000	75,863
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		200,000	208,500
8.0%, 2/1/2018		235,000	256,737
Kansas City Southern Railway Co., 8.0%, 6/1/2015		115,000	124,775
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		140,000	140,000
Oshkosh Corp.:
8.25%, 3/1/2017		25,000	27,750
8.5%, 3/1/2020		50,000	56,375
Owens Corning, Inc., 9.0%, 6/15/2019		125,000	147,922
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		50,000	51,188
13.125%, 7/15/2014		95,000	104,263
RailAmerica, Inc., 9.25%, 7/1/2017		72,000	79,740
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		240,000	261,300
11.75%, 8/1/2016		35,000	37,888
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		100,000	105,500
Sitel LLC, 144A, 11.5%, 4/1/2018		95,000	87,875
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		95,000	97,375
7.5%, 10/1/2017		55,000	58,438
SPX Corp., 144A, 6.875%, 9/1/2017		65,000	69,875
The Geo Group, Inc., 7.75%, 10/15/2017		205,000	218,581
Titan International, Inc., 144A, 7.875%, 10/1/2017		330,000	353,100
TransDigm, Inc., 144A, 7.75%, 12/15/2018		135,000	145,462
Triumph Group, Inc.:
8.0%, 11/15/2017		20,000	21,550
8.625%, 7/15/2018		155,000	170,887
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		115,000	119,169
United Rentals North America, Inc.:
9.25%, 12/15/2019		305,000	345,412
10.875%, 6/15/2016		175,000	203,437
USG Corp., 144A, 9.75%, 8/1/2014		55,000	59,813

			7,502,605
Information Technology 6.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		125,000	108,750
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		40,000	41,300
Amkor Technology, Inc., 7.375%, 5/1/2018		130,000	136,337
Aspect Software, Inc., 144A, 10.625%, 5/15/2017		120,000	127,800
Avaya, Inc., 144A, 7.0%, 4/1/2019		220,000	217,800
CDW LLC, 11.0%, 10/12/2015		330,000	358,875
CommScope, Inc., 144A, 8.25%, 1/15/2019		175,000	181,562
Equinix, Inc., 8.125%, 3/1/2018		295,000	320,075
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		35,000	38,588
7.875%, 7/15/2020		50,000	55,500
First Data Corp.:
144A, 8.25%, 1/15/2021		250,000	248,750
144A, 8.875%, 8/15/2020		170,000	186,150
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		470,000	524,050
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	75,000	114,881
Jabil Circuit, Inc.:
5.625%, 12/15/2020		105,000	102,638
7.75%, 7/15/2016		35,000	39,638
L-3 Communications Corp.:
5.875%, 1/15/2015		360,000	367,020
Series B, 6.375%, 10/15/2015		175,000	180,687
MasTec, Inc., 7.625%, 2/1/2017		115,000	116,150
NXP BV, 3.053% ***, 10/15/2013		150,000	149,250
SunGard Data Systems, Inc.:
144A, 7.375%, 11/15/2018		50,000	51,625
10.25%, 8/15/2015		380,000	400,425
10.625%, 5/15/2015		105,000	116,287
Unisys Corp., 144A, 12.75%, 10/15/2014		100,000	118,250
Vangent, Inc., 9.625%, 2/15/2015		45,000	42,638

			4,345,026
Materials 14.9%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		40,000	40,700
Appleton Papers, Inc., 11.25%, 12/15/2015		25,000	23,500
Ashland, Inc., 9.125%, 6/1/2017		115,000	133,759
Ball Corp.:
7.125%, 9/1/2016		370,000	405,150
7.375%, 9/1/2019		45,000	48,938
Berry Plastics Corp.:
5.053% ***, 2/15/2015		535,000	535,000
8.25%, 11/15/2015		200,000	214,250
9.5%, 5/15/2018		65,000	65,163
144A, 9.75%, 1/15/2021		80,000	80,200
Boise Paper Holdings LLC, 8.0%, 4/1/2020		55,000	60,638
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		40,000	42,600
Celanese US Holdings LLC, 144A, 6.625%, 10/15/2018		70,000	73,150
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		170,000	161,925
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		140,000	145,250
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		485,000	469,237
Compass Minerals International, Inc., 8.0%, 6/1/2019		85,000	92,650
Crown Americas LLC:
144A, 6.25%, 2/1/2021		20,000	20,200
7.625%, 5/15/2017		415,000	452,350
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	65,000	95,527
Domtar Corp., 10.75%, 6/1/2017		80,000	102,400
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		470,000	470,000
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	181,344
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		50,000	51,875
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		105,307	95,829
10.0%, 3/31/2015		104,320	97,018
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		445,000	442,651
144A, 7.125%, 1/15/2017		40,000	42,500
Graham Packaging Co., LP, 8.25%, 10/1/2018		50,000	53,875
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		25,000	26,875
9.5%, 6/15/2017		210,000	233,100
Greif, Inc., 7.75%, 8/1/2019		230,000	253,575
Hexcel Corp., 6.75%, 2/1/2015		110,000	112,888
Huntsman International LLC:
8.625%, 3/15/2020		120,000	133,200
144A, 8.625%, 3/15/2021		50,000	55,500
Koppers, Inc., 7.875%, 12/1/2019		130,000	141,050
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		220,000	247,637
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	29,475
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		135,000	143,606
144A, 9.5%, 1/15/2021	EUR	100,000	144,895
Nalco Co., 144A, 6.625%, 1/15/2019		90,000	93,038
NewMarket Corp., 7.125%, 12/15/2016		135,000	140,738
Novelis, Inc.:
144A, 8.375%, 12/15/2017		285,000	314,212
144A, 8.75%, 12/15/2020		185,000	203,962
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	70,000	99,494
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		560,000	610,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		20,000	20,475
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		15,000	15,806
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		110,000	114,538
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	2
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		100,000	106,750
Sealed Air Corp., 7.875%, 6/15/2017		640,000	712,463
Silgan Holdings, Inc., 7.25%, 8/15/2016		220,000	237,600
Solo Cup Co., 10.5%, 11/1/2013		345,000	351,900
Texas Industries, Inc., 9.25%, 8/15/2020		80,000	87,100
United States Steel Corp., 7.375%, 4/1/2020		160,000	169,200
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		25,000	26,125
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		145,000	155,150
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		75,460	27,920

			9,706,353
Telecommunication Services 13.2%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		25,000	27,000
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		260,000	286,975
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		445,000	449,450
8.375%, 10/15/2020		365,000	360,437
8.75%, 3/15/2018		320,000	306,800
Clearwire Communications LLC.
144A, 12.0%, 12/1/2015		20,000	21,800
144A, 12.0%, 12/1/2017		80,000	86,400
Cricket Communications, Inc.:
7.75%, 10/15/2020		640,000	612,800
10.0%, 7/15/2015		130,000	143,325
Crown Castle International Corp.:
7.125%, 11/1/2019		90,000	95,738
9.0%, 1/15/2015		145,000	163,125
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	114,000
Digicel Ltd., 144A, 8.25%, 9/1/2017		530,000	553,850
ERC Ireland Preferred Equity Ltd., 144A, 8.093% ***, 2/15/2017 (PIK)	EUR	73,816	4,773
Frontier Communications Corp.:
6.25%, 1/15/2013		56,000	59,430
7.875%, 4/15/2015		20,000	22,150
8.25%, 4/15/2017		135,000	149,175
8.5%, 4/15/2020		180,000	199,800
8.75%, 4/15/2022		25,000	27,750
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		19,520	14,054
Hughes Network Systems LLC, 9.5%, 4/15/2014		320,000	334,000
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		245,000	251,738
11.25%, 6/15/2016		125,000	133,750
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		618,750	686,812
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		155,000	159,650
iPCS, Inc., 2.429% ***, 5/1/2013		30,000	29,625
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		85,000	82,769
7.875%, 9/1/2018		155,000	163,719
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		530,000	534,306
Qwest Communications International, Inc.:
7.125%, 4/1/2018		920,000	986,700
8.0%, 10/1/2015		100,000	109,125
Qwest Corp., 8.375%, 5/1/2016		20,000	23,875
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		30,000	32,700
8.25%, 8/15/2019		40,000	44,100
Sprint Nextel Corp., 8.375%, 8/15/2017		225,000	249,469
Telesat Canada, 11.0%, 11/1/2015		310,000	347,975
West Corp.:
144A, 7.875%, 1/15/2019		50,000	51,313
144A, 8.625%, 10/1/2018		15,000	15,900
Windstream Corp.:
7.0%, 3/15/2019		90,000	90,000
144A, 7.75%, 10/15/2020		65,000	67,356
7.875%, 11/1/2017		310,000	336,737
8.125%, 9/1/2018		145,000	155,150
8.625%, 8/1/2016		10,000	10,575

			8,596,176
Utilities 4.5%
AES Corp.:
8.0%, 10/15/2017		75,000	81,375
8.0%, 6/1/2020		105,000	114,975
Calpine Corp.:
144A, 7.5%, 2/15/2021		170,000	173,825
144A, 7.875%, 7/31/2020		200,000	211,500
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		655,000	723,775
Edison Mission Energy, 7.0%, 5/15/2017		295,000	239,687
Energy Future Holdings Corp., Series P, 5.55%, 11/15/2014		65,000	43,062
Ferrellgas LP, 144A, 6.5%, 5/1/2021		45,000	43,875
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		215,000	259,557
GenOn Energy, Inc.:
7.875%, 6/15/2017		25,000	25,063
144A, 9.5%, 10/15/2018		50,000	52,375
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	54,250
NRG Energy, Inc.:
7.375%, 2/1/2016		140,000	144,900
7.375%, 1/15/2017		305,000	321,394
144A, 7.625%, 1/15/2018		185,000	192,631
144A, 8.25%, 9/1/2020		170,000	178,925
Suburban Propane Partners LP, 7.375%, 3/15/2020		30,000	32,100

			2,893,269

Total Corporate Bonds (Cost $65,927,203)			69,714,642
Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501%, 10/15/2049 (Cost $252,192)		266,870	234,510
Government & Agency Obligations 10.3%
Other Government Related (d) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		200,000	210,641
Sovereign Bonds 10.0%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		145,000	156,962
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	625,000	429,176
Republic of Argentina – Inflation Linked Bond, 5.83%, 12/31/2033	ARS	579	196
Republic of El Salvador, 144A, 7.65%, 6/15/2035		315,000	318,150
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	108,000
Republic of Lithuania:
144A, 5.125%, 9/14/2017		355,000	347,981
144A, 7.375%, 2/11/2020		375,000	410,688
Republic of Panama, 9.375%, 1/16/2023		665,000	897,750
Republic of Peru, 7.35%, 7/21/2025		650,000	784,875
Republic of Poland, 6.375%, 7/15/2019		665,000	739,478
Republic of Uruguay:
7.625%, 3/21/2036		120,000	141,000
9.25%, 5/17/2017		415,000	531,200
Republic of Venezuela, 9.25%, 9/15/2027		280,000	200,480
Russian Federation:
144A, 5.0%, 4/29/2020		350,000	349,300
REG S, 7.5%, 3/31/2030		948,476	1,096,913

			6,512,149

Total Government & Agency Obligations (Cost $6,216,560)			6,722,790
Loan Participations and Assignments 12.8%
Senior Loans*** 11.5%
Buffets, Inc., Letter of Credit, First Lien, 7.553%, 4/22/2015		12,322	9,888
Burger King Corp., New Term Loan B, 4.5%, 10/19/2016		185,000	186,368
Charter Communications Operating LLC:
Replacement Term Loan, 2.27%, 3/6/2014		61,835	61,727
Term Loan, 3.56%, 9/6/2016		1,304,848	1,309,134
New Term Loan, 7.25%, 3/6/2014		103,027	104,830
Clear Channel Communications, Inc., Term Loan B, 3.912%, 1/28/2016		231,366	212,105
Del Monte Corp., Term Loan, 4.5%, 2/26/2018		400,000	403,062
Dunkin' Brands, Inc.:
New Term Loan B, LIBOR plus 3.0%, 11/29/2017		130,000	131,033
Term Loan B, 5.75%, 11/23/2017		130,000	131,598
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.262%, 3/26/2014		349,272	313,646
Letter of Credit, 2.303%, 3/26/2014		20,935	18,800
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014 (PIK)		188,280	185,377
Kabel Deutschland GmbH, Term Loan, 8.272%, 11/19/2014 (PIK)	EUR	606,597	836,201
NBTY, Inc., Term Loan B, 6.25%, 10/2/2017		265,000	268,346
Nuveen Investments, Inc.:
First Lien, Term Loan, 3.303%, 11/13/2014		148,477	143,744
Term Loan, 5.803%, 5/12/2017		173,487	173,704
PETCO Animal Supplies, Inc., New Term Loan, 4.5%, 11/24/2017		160,000	160,967
Pinafore LLC, New Term Loan B, 4.25%, 9/26/2016		1,312,207	1,323,852
Roundy's Supermarkets, Inc., Second Lien, Term Loan, 10.0%, 4/18/2016		135,000	137,784
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		100,000	101,400
Telesat Canada:
Term Loan I, 3.27%, 10/31/2014		377,313	378,120
Term Loan II, 3.27%, 10/31/2014		32,410	32,479
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		125,000	126,250
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014 **		108,625	77,837
US Foodservice, Inc., Term Loan B, 2.76%, 7/3/2014		168,256	162,218
VML US Finance LLC:
Delayed Draw Term Loan B, 4.79%, 5/25/2012		31,770	31,867
Term Loan B, 4.79%, 5/27/2013		55,002	55,169
Warner Chilcott Co., LLC:
Term Loan A, 6.0%, 10/30/2014		122,034	122,911
Term Loan B2, 6.25%, 4/30/2015		100,562	101,568
Warner Chilcott Corp.:
Term Loan, 6.25%, 4/30/2015		99,000	99,990
Term Loan B1, 6.25%, 4/30/2015		60,391	60,995

			7,462,970
Sovereign Loans 1.3%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		360,000	375,300
JSC VTB Bank, 144A, 6.315%, 2/22/2018		265,000	268,194
VIP Finance Ireland Ltd., 144A, 7.748%, 2/2/2021		205,000	211,929

			855,423

Total Loan Participations and Assignments (Cost $8,099,640)			8,318,393
Preferred Securities 1.3%
Financials 1.1%
Citigroup Capital XXI, 8.3%, 12/21/2057		660,000	679,800
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		175,000	147,000

Total Preferred Securities (Cost $777,071)			826,800

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $4,000)	4	4,000

	Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	2,392	10,166
Dex One Corp.*	688	3,626
SuperMedia, Inc.*	126	1,061
Trump Entertainment Resorts, Inc.*	8	146
Vertis Holdings Inc.*	71	1,260

		16,259
Industrials 0.0%
Congoleum Corp.*	100,000	0
Quad Graphics, Inc.*	84	3,647

		3,647
Materials 0.0%
GEO Specialty Chemicals, Inc.*	1,741	1,480

Total Common Stocks (Cost $392,317)		21,386
Preferred Stock 0.2%
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $100,250)	110	104,840
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	175	5
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	95	914

Total Warrants (Cost $20,981)		919
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $622,892)	622,892	622,892
Cash Equivalents 5.3%
Central Cash Management Fund, 0.17% (e) (Cost $3,435,331)	3,435,331	3,435,331

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $85,848,437) †	138.4	90,006,503
Other Assets and Liabilities, Net	0.0	29,590
Notes Payable	(38.4)	(25,000,000)

Net Assets	100.0	65,036,093

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest MediaWorks LP	9.25%	8/1/2015	55,000	USD	55,000	9,350
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	70,000	USD	70,788	350
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	19,520	USD	18,575	14,054
Hellas Telecommunications Finance SCA	8.985%	7/15/2015	109,187	EUR	32,169	90
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	2
Tribune Co.	LIBOR plus 3.0%	6/4/2014	108,625	USD	108,557	77,837
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	USD	142,075	95
Wolverine Tube, Inc.	15.0%	3/31/2012	75,460	USD	75,460	27,920
Young Broadcasting, Inc.	8.75%	1/15/2014	319,000	USD	282,265	3
					802,577	129,701

***
These securities are shown at their current rate as of February 28, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $86,093,590.  At February 28, 2011, net unrealized appreciation for all securities based on tax cost was $3,912,913.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,446,536 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,533,623.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2011 amounted to $592,250 which is 0.9% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in kind.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

At February 28, 2011, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)

6/21/2010 9/20/2013	350,0001	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	33,185	(1,742)	34,927
6/21/2010 9/20/2015	425,0002	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	45,966	(9,715)	55,681
Total unrealized appreciation					90,608

(g)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h)	The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings.

Counterparties:
1	The Goldman Sachs & Co.
2	Bank of America

As of February 28, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	1,408,300	USD	1,934,690	3/22/2011	(8,105)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

ARS	Argentine Peso	EUR	Euro
BRL	Brazilian Real	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(i)
Corporate Bonds	$—	$69,412,946	$301,696	$69,714,642
Commercial Mortgage-Backed Securities	—	234,510	—	234,510
Government & Agency Obligations	—	6,722,790	—	6,722,790
Loan Participations and Assignments	—	8,318,393	—	8,318,393
Preferred Securities	—	826,800	—	826,800
Other Investments	—	—	4,000	4,000
Common Stocks(i)	18,500	—	2,886	21,386
Preferred Stock	—	104,840	—	104,840
Warrants(i)	—	—	919	919
Short-Term Investments(i)	4,058,223	—	—	4,058,223
Derivatives(j)	—	90,608	—	90,608
Total Assets	$4,076,723	$85,710,887	$309,501	$90,097,111
Liabilities
Derivatives(j)	$—	$(8,105)	$—	$(8,105)
Total	$—	$(8,105)	$—	$(8,105)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended February 28, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds		Other Investments	Common Stocks	Preferred Stocks		Warrants	Total
Balance as of November 30, 2010	$313,729		$4,000	$1,626	$22,322		$906	$342,583
Realized gain (loss)	—		—	—	—		—	—
Change in unrealized appreciation (depreciation)	8,803		0	606	—		13	9,422
Amortization premium/discount	1,914		—	—	—		—	1,914
Net purchases (sales)	—		—	654	—		—	654
Transfers into Level 3	—		—	—	—		—	—
Transfers (out) of Level 3	(22,750	) (k)	—	—	(22,322	)(k)	—	(45,072)
Balance as of February 28, 2011	$301,696		$4,000	$2,886	$—		$919	$309,501
Net change in unrealized appreciation (depreciation) from investments still held at February 28, 2011	$8,803		$0	$606	$—		$13	$9,422

Transfers between price levels are recognized at the beginning of the reporting period.

(k)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of February 28, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$90,608	$—
Foreign Exchange Contracts	$—	$(8,105)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	April 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 18, 2011